Properties (Tables)	12 Months Ended
Dec. 31, 2013
Properties

	2013	2013			2012
(in millions of Canadian dollars)	Average annual depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Track and roadway	2.6%	$13,459	$3,877	$9,582	$13,273	$3,845	$9,428
Buildings	2.9%	535	138	397	476	244	232
Rolling stock	2.3%	3,466	1,338	2,128	3,320	1,318	2,002
Information systems(1)	12.7%	679	338	341	746	389	357
Other	5.0%	1,372	493	879	1,466	472	994

Total		$19,511	$6,184	$13,327	$19,281	$6,268	$13,013

(1) During 2013, CP capitalized costs attributable to the design and development of internal-use software in the amount of $85 million (2012 – $105 million; 2011 –$91 million). Current year depreciation expense related to internal use software was $84 million (2012 – $78 million; 2011 – $56 million).

Capital Leases Included In Net Properties

Capital leases included in properties

		2013			2012
(in millions of Canadian dollars)		Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Buildings	$	1	$1	$–	$1	$–	$1
Rolling stock		511	195	316	510	179	331
Other		–	–	–	2	2	–

Total assets held under capital lease	$	512	$196	$316	$513	$181	$332